Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,111	$ 1,051	$ 944
Adjustments to reconcile to net cash flows provided by operating activities:
Depreciation and amortization	894	788	704
Deferred income taxes and amortization of investment tax credits	135	156	208
Provision for losses on accounts receivable	48	31	24
Pension and non-pension postretirement benefits	1	(3)	(6)
Other non-cash, net	(30)	34	(27)
Changes in assets and liabilities:
Receivables and unbilled revenues	(145)	(107)	(56)
Income tax receivable	16	61	28
Pension and non-pension postretirement benefit contributions	(49)	(52)	(49)
Accounts payable and accrued liabilities	97	111	70
Accrued taxes	(30)	92	21
Other assets and liabilities, net	11	(117)	13
Net cash provided by operating activities	2,059	2,045	1,874
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(3,126)	(2,856)	(2,575)
Acquisitions, net of cash acquired	(71)	(417)	(81)
Removal costs from property, plant and equipment retirements, net	(175)	(152)	(159)
Purchases of available-for-sale fixed-income securities	(46)	(135)	0
Proceeds from sales and maturities of available-for-sale fixed-income securities	109	181	0
Net cash used in investing activities	(3,309)	(3,379)	(2,815)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt, net of discount	1,781	1,437	1,264
Repayments of long-term debt	(664)	(475)	(282)
Net proceeds from common stock financing	0	0	1,688
Net short-term borrowings (repayments) with maturities less than three months	709	700	(996)
Advances and contributions in aid of construction, net of refunds of $31, $33 and $25 in 2025, 2024 and 2023, respectively	67	39	60
Debt issuance costs	(17)	(14)	(16)
Dividends paid	(633)	(585)	(532)
Other, net	6	8	2
Net cash provided by financing activities	1,249	1,110	1,188
Net (decrease) increase in cash, cash equivalents and restricted funds	(1)	(224)	247
Cash, cash equivalents and restricted funds at beginning of period	140	364	117
Cash, cash equivalents and restricted funds at end of period	139	140	364
Cash paid during the year for:
Interest, net of capitalized amount	568	483	445
Non-cash investing and financing activity
Capital expenditures acquired on account but unpaid as of year end	350	347	399
Acquisition financed by treasury stock	11	0	0
Settlements of long-term debt	$ 27	$ 0	$ 0